                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|; Amendment Number: _____________

This Amendment: (Check only one:): |_| is a restatement
                                   |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Bill & Melinda Gates Foundation Trust
Address: 2365 Carillon Point
         Kirkland, WA 98033

Form 13F File number: 28-10098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Michael Larson
Title: Authorized Agent
Phone: (425) 889-7900

Signature, Place, and Date of Signing


/s/ Michael Larson              Kirkland, Washington          November 14, 2006
-----------------------             [City, State]                   [Date]
     [Signature]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1
Form 13F Information Table Entry Value:   62
Form 13F Information Table Value Total:   $6,156,508
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NO.   FORM 13F FILE NUMBER        NAME
---   --------------------   --------------
1     28-05147               Michael Larson

                           FORM 13F INFORMATION TABLE
                            As of September 30, 2006

                                                                     AMOUNT AND TYPE
                                                                       OF SECURITY                           VOTING AUTHORITY
--------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE   SHARES/PRN        INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X1000)    AMOUNT   SH/PRN DISCRETION MANAGERS    SOLE    SHARED   NONE
--------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                   COM              002824100 $  168,508  3,470,100   SH      OTHER       1              3,470,100
AES CORP                      COM              00130H105 $   10,195    500,000   SH      OTHER       1                500,000
AGL RES INC                   COM              001204106 $   73,000  2,000,000   SH      OTHER       1              2,000,000
AMEREN CORP                   COM              023608102 $   70,691  1,339,100   SH      OTHER       1              1,339,100
AMERICA MOVIL S A DEC V       SPONS ADR L SHS  02364W105 $  118,110  3,000,000   SH      OTHER       1              3,000,000
AON CORP                      COM              037389103 $   33,870  1,000,000   SH      OTHER       1              1,000,000
ARCHER DANIELS MIDLAND CO     COM              039483102 $  146,027  3,855,000   SH      OTHER       1              3,855,000
BALLY TOTAL FITNESS HLDG CORP COM              05873K108 $      269    178,431   SH      OTHER       1                178,431
BAXTER INTL INC               COM              071813109 $   90,920  2,000,000   SH      OTHER       1              2,000,000
BEAZER HOMES USA INC          COM              07556Q105 $   10,127    259,400   SH      OTHER       1                259,400
BERKSHIRE HATHAWAY INC DEL    CL B             084670207 $1,587,000    500,000   SH      OTHER       1                500,000
BP PLC                        SPONSORED ADR    055622104 $  295,110  4,500,000   SH      OTHER       1              4,500,000
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH   112585104 $   54,778  1,235,400   SH      OTHER       1              1,235,400
BUNGE LIMITED                 COM              G16962105 $   69,540  1,200,000   SH      OTHER       1              1,200,000
CANADIAN NATL RY CO           COM              136375102 $  227,476  5,423,855   SH      OTHER       1              5,423,855
CATERPILLAR INC DEL           COM              149123101 $   22,043    335,000   SH      OTHER       1                335,000
CBS CORP NEW                  CL B             124857202 $   14,085    500,000   SH      OTHER       1                500,000
CENTEX CORP NEW               COM              152312104 $   57,787  1,098,200   SH      OTHER       1              1,098,200
CHEVRON CORP                  COM              166764100 $   33,403    515,000   SH      OTHER       1                515,000
COCA COLA CO                  COM              191216100 $   83,328  1,865,000   SH      OTHER       1              1,865,000
COCA COLA FEMSA S A CV        SPON ADR REP L   191241108 $   93,213  2,980,900   SH      OTHER       1              2,980,900
CONSOLIDATED EDISON INC       COM              209115104 $   68,653  1,486,000   SH      OTHER       1              1,486,000
COSTCO WHSL CORP NEW          COM              22160K105 $  225,796  4,545,000   SH      OTHER       1              4,545,000
DAIMLERCHRYSLER AG            ORD              D1668R123 $   33,360    666,000   SH      OTHER       1                666,000
DISNEY WALT CO                COM DISNEY       254687106 $    3,091    100,000   SH      OTHER       1                100,000
DOMINION RES INC VA NEW       COM              25746U109 $   45,099    589,600   SH      OTHER       1                589,600
DUKE ENERGY CORP NEW          COM              26441C105 $   46,896  1,552,844   SH      OTHER       1              1,552,844
EASTMAN KODAK CO              COM              277461109 $    2,240    100,000   SH      OTHER       1                100,000
EXPEDITORS INTL WASH INC      COM              302130109 $   64,552  1,448,000   SH      OTHER       1              1,448,000
EXXON MOBIL CORP              COM              30231G102 $  237,199  3,535,000   SH      OTHER       1              3,535,000
FEDEX CORP                    COM              31428X106 $   99,768    918,000   SH      OTHER       1                918,000
FOUR SEASONS HOTEL INC        LTD VTG SH       35100E104 $  126,688  1,984,150   SH      OTHER       1              1,984,150
FPL GROUP INC                 COM              302571104 $   35,487    788,600   SH      OTHER       1                788,600
GREAT PLAINS ENERGY INC       COM              391164100 $   55,712  1,796,000   SH      OTHER       1              1,796,000
GREATER CHINA FD INC          COM              39167B102 $    2,573    135,700   SH      OTHER       1                135,700
GRUPO TELEVISA SA DE CV       SPON ADR REP ORD 40049J206 $  126,488  5,949,600   SH      OTHER       1              5,949,600
HOME DEPOT INC                COM              437076102 $   33,912    935,000   SH      OTHER       1                935,000
HOSPIRA INC                   COM              441060100 $   13,280    347,010   SH      OTHER       1                347,010
IAC INTERACTIVECORP           COM NEW          44919P300 $   19,269    670,000   SH      OTHER       1                670,000
JOHNSON & JOHNSON             COM              478160104 $   66,960  1,031,100   SH      OTHER       1              1,031,100
KB HOME                       COM              48666K109 $   44,369  1,013,000   SH      OTHER       1              1,013,000
KOREA FD                      COM              500634100 $   18,250    487,700   SH      OTHER       1                487,700


                           FORM 13F INFORMATION TABLE
                            As of September 30, 2006

                                                                     AMOUNT AND TYPE
                                                                       OF SECURITY                           VOTING AUTHORITY
--------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE   SHARES/PRN        INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS   CUSIP       (X1000)    AMOUNT   SH/PRN DISCRETION MANAGERS    SOLE  SHARED     NONE
--------------------------------------------------------------------------------------------------------------------------------
LENNAR CORP                   CL A             526057104 $   25,987    574,300   SH      OTHER       1                574,300
LILLY ELI & CO                COM              532457108 $   53,466    938,000   SH      OTHER       1                938,000
MERCK & CO INC                COM              589331107 $  265,541  6,337,500   SH      OTHER       1              6,337,500
NORFOLK SOUTHERN CORP         COM              655844108 $   44,050  1,000,000   SH      OTHER       1              1,000,000
NUVELO INC                    COM NEW          67072M301 $      608     33,333   SH      OTHER       1                 33,333
PFIZER INC                    COM              717081103 $   96,160  3,390,700   SH      OTHER       1              3,390,700
PULTE HOMES INC               COM              745867101 $   58,001  1,820,500   SH      OTHER       1              1,820,500
REPUBLIC SVCS INC             COM              760759100 $   36,189    900,000   SH      OTHER       1                900,000
RYLAND GROUP INC              COM              783764103 $   29,132    674,200   SH      OTHER       1                674,200
SCHERING PLOUGH CORP          COM              806605101 $  243,288 11,013,500   SH      OTHER       1             11,013,500
SCHOLASTIC CORP               COM              807066105 $   35,823  1,150,000   SH      OTHER       1              1,150,000
SEATTLE GENETICS INC          COM              812578102 $   17,112  3,521,088   SH      OTHER       1              3,521,088
SONY CORP                     ADR NEW          835699307 $    4,036    100,000   SH      OTHER       1                100,000
TYCO INTL LTD                 NEW COM          902124106 $  130,517  4,663,000   SH      OTHER       1              4,663,000
UNIVISION COMMUNICATIONS INC  CL A             914906102 $    3,434    100,000   SH      OTHER       1                100,000
VIACOM INC NEW                CL B             92553P201 $   18,590    500,000   SH      OTHER       1                500,000
WAL MART STORES INC           COM              931142103 $   33,044    670,000   SH      OTHER       1                670,000
WASTE MGMT INC DEL            COM              94106L109 $  227,130  6,192,201   SH      OTHER       1              6,192,201
WCI CMNTYS INC                COM              92923C104 $   15,469    887,000   SH      OTHER       1                887,000
WYETH                         COM              983024100 $  189,806  3,733,400   SH      OTHER       1              3,733,400